Fair Value Measurements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets transferred into Level 3		¥ 0	¥ 0
Assets transferred out of Level 3 to Level 2	¥ 20,438
Available-for-sale securities | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Assets transferred out of Level 3 to Level 2	¥ 788